Income Taxes - Deferred Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred income tax assets
Employee pensions and other benefits	$ 223	$ 230
Other balance sheet reserves and allowances	141	185
Tax loss and credit carryforwards	682	525
Capitalized research and development	53	50
Property, plant and equipment	11	6
Other	38	27
Total deferred income tax assets	1,148	1,023
Valuation allowance	(485)	(415)
Net deferred income tax assets	663	608
Deferred income tax liabilities
Intangible Assets	151	129
Capitalized software	78	27
Other	7	16
Total deferred income tax liabilities	236	172
Total net deferred income tax assets	427	$ 436
U.S. federal and foreign tax attribute carryforwards	1,600
United States [Member]
Deferred income tax liabilities
Tax credit carryforward, amount	301
Tax credit carryforward, not subject to expiration	10
Tax credit carryforward, expires in years 2014 through 2032	$ 291